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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 09/30/10

*	The Fund included is Invesco Global Dividend Growth Securities Fund.

Item 1. Reports to Stockholders.

Invesco Global Dividend Growth Securities Fund
Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.28%

Class B Shares	-0.24

Class C Shares	-0.74

Class Y Shares	-0.20

MSCI World Index▼ (Broad Market/Style-Specific Index)	-0.64

Lipper Global Large-Cap Value Funds Average▼ (Peer Group)	-1.63

▼ Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Large-Cap Value Funds Average is an unmanaged index considered representative of global large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Dividend Growth Securities Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		2.24%

10	Years	1.95

5	Years	-2.53

1	Year	-0.08

Class B Shares

Inception (6/30/93)		5.65%

10	Years	2.21

5	Years	-1.65

1	Year	0.82

Class C Shares

Inception (7/28/97)		1.91%

10	Years	1.75

5	Years	-2.16

1	Year	3.86

Class Y Shares

Inception (7/28/97)		2.96%

10	Years	2.81

5	Years	-1.09

1	Year	6.03
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Global Dividend Growth Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Global Dividend Growth Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.25%, 1.22%, 2.00% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.31%, 1.28%, 2.06% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information

3	Invesco Global Dividend Growth Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Global Dividend Growth Securities Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.7%
Australia–2.6%
Australia & New Zealand Banking Group Ltd.	155,682	$3,563,227

Macquarie Group Ltd.	85,783	3,007,268

Telstra Corp. Ltd.	1,244,805	3,152,288

		9,722,783

Bermuda–0.9%
PartnerRE Ltd.	43,626	3,497,933

Brazil–0.8%
Banco Santander Brasil SA (Units)	57,100	774,495

Cia Energetica de Minas Gerais (ADR)(b)	36,903	604,840

PDG Realty SA Empreendimentos e Participacoes	68,000	808,605

Petroleo Brasileiro SA (ADR)	21,727	788,038

		2,975,978

Canada–3.7%
Agrium, Inc.	49,310	3,699,807

EnCana Corp.	95,276	2,878,930

Nexen, Inc.	141,649	2,849,776

Toronto-Dominion Bank (The)(b)	58,177	4,209,620

		13,638,133

Cayman Islands–0.2%
Renhe Commercial Holdings Co. Ltd.	3,788,000	707,914

China–0.3%
China Construction Bank Corp. (H Shares)	515,000	450,359

China Unicom Hong Kong Ltd.	414,000	603,506

		1,053,865

Finland–0.9%
Nokia OYJ (ADR)	341,667	3,426,920

France–4.2%
BNP Paribas	49,938	3,568,636

Bouygues SA	101,344	4,349,887

Sanofi-Aventis SA	67,073	4,475,890

Total SA	62,993	3,246,517

		15,640,930

Germany–3.1%
Bayerische Motoren Werke AG	78,497	5,514,526

Porsche Automobil Holding SE	72,568	3,600,045

Salzgitter AG	39,167	2,542,114

		11,656,685

Hong Kong–2.5%
Chaoda Modern Agriculture Holdings Ltd.	530,000	437,900

Cheung Kong Holdings Ltd.	268,000	4,062,045

CNOOC Ltd.	398,000	772,718

Esprit Holdings Ltd.	640,300	3,451,318

Sinofert Holdings Ltd.(a)	1,252,000	721,297

		9,445,278

India–0.2%
State Bank of India	5,493	787,147

Indonesia–0.1%
Telekomunikasi Indonesia Tbk PT	534,000	551,381

Ireland–0.1%
Dragon Oil PLC(a)	75,735	523,773

Italy–1.1%
ENI SpA	189,035	4,079,429

Japan–12.1%
Canon, Inc.	78,900	3,689,442

FUJIFILM Holdings Corp.	114,200	3,792,485

Mitsubishi Corp.	130,600	3,099,169

Mitsubishi UFJ Financial Group, Inc.	1,126,100	5,255,979

Murata Manufacturing Co., Ltd.	57,100	3,009,583

Nippon Telegraph & Telephone Corp.	65,300	2,844,369

Nippon Yusen KK	1,197,000	4,915,254

Nissan Motor Co., Ltd.	481,500	4,217,321

NTT DoCoMo, Inc.	1,931	3,224,937

Seven & I Holdings Co., Ltd.	136,000	3,192,141

Sumitomo Chemical Co., Ltd.	1,006,000	4,420,914

Takeda Pharmaceutical Co., Ltd.	73,400	3,381,972

		45,043,566

Mexico–0.4%
America Movil SAB de CV	282,900	756,097

Desarrolladora Homex SAB de CV (ADR)(a)(b)	20,462	662,355

		1,418,452

Netherlands–1.9%
TNT N.V.	143,041	3,843,469

Unilever N.V.	105,152	3,150,510

		6,993,979

Norway–0.9%
Statoil ASA	151,181	3,154,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Dividend Growth Securities Fund

	Shares	Value

Poland–0.1%
KGHM Polska Miedz SA	9,537	$384,148

Republic of Korea–1.5%
Dongbu Insurance Co. Ltd.	11,730	362,625

Hyundai Mipo Dockyard	4,778	789,873

Hyundai Mobis	4,654	1,048,961

LG Electronics, Inc.	3,825	322,370

Lotte Shopping Co. Ltd.	1,061	442,770

POSCO	1,663	752,561

Samsung Electronics Co., Ltd.	1,306	889,947

Shinhan Financial Group Co., Ltd.	13,620	521,388

SK Telecom Co. Ltd. (ADR)	21,215	370,626

		5,501,121

Russia–0.3%
Gazprom OAO (ADR)	24,927	524,526

Rosneft Oil Co. (GDR)(a)	57,854	386,824

		911,350

South Africa–0.9%
Barloworld Ltd.	88,613	594,970

Sasol Ltd.	13,151	590,321

Standard Bank Group Ltd.	45,397	722,939

Steinhoff International Holdings Ltd.(a)	226,699	667,713

Tiger Brands Ltd.	21,289	577,954

		3,153,897

Spain–3.7%
Banco Santander SA	407,445	5,162,218

Iberdrola SA	585,355	4,510,742

Telefonica SA	167,003	4,142,990

		13,815,950

Switzerland–5.2%
ACE Ltd.	115,892	6,750,709

Holcim Ltd.	60,840	3,906,787

Swisscom AG (Registered Shares)	11,559	4,666,397

Zurich Financial Services AG	16,971	3,977,430

		19,301,323

Taiwan–0.7%
AU Optronics Corp. (ADR)(a)	52,666	550,886

HTC Corp.	50,000	1,134,709

Powertech Technology, Inc.	230,000	739,881

U-Ming Marine Transport Corp.	105,000	205,881

		2,631,357

Thailand–0.3%
Bangkok Bank PCL	129,000	662,186

PTT PCL	39,700	386,594

		1,048,780

United Kingdom–9.6%
Barclays PLC	693,372	3,255,904

BHP Billiton PLC	216,141	6,901,320

GlaxoSmithKline PLC	181,747	3,585,594

Imperial Tobacco Group PLC	227,869	6,800,176

National Grid PLC	390,652	3,313,835

Royal Dutch Shell PLC (Class A)	281,005	8,457,783

Vodafone Group PLC	1,326,716	3,284,231

		35,598,843

United States-39.4%
3M Co.	57,062	4,947,846

Aflac, Inc.	82,166	4,248,804

Apache Corp.	38,731	3,786,343

Apollo Group, Inc. (Class A)(a)	59,755	3,068,419

Archer-Daniels-Midland Co.	125,058	3,991,851

Avon Products, Inc.	113,689	3,650,554

Bank of America Corp.	258,902	3,394,205

Bank of New York Mellon Corp. (The)	146,518	3,828,515

Best Buy Co., Inc.	84,070	3,432,578

Chevron Corp.	98,377	7,973,456

Coach, Inc.	138,250	5,939,220

ConocoPhillips	108,549	6,233,969

DaVita, Inc.(a)	64,052	4,421,510

DTE Energy Co.	67,370	3,094,304

Energen Corp.	86,382	3,949,385

GameStop Corp. (Class A)(a)	196,264	3,868,363

General Dynamics Corp.	54,832	3,443,998

Gilead Sciences, Inc.(a)	101,532	3,615,554

International Business Machines Corp.	24,805	3,327,343

Johnson & Johnson	116,790	7,236,308

Kroger Co. (The)	252,075	5,459,944

Merck & Co., Inc.	202,927	7,469,743

Microsoft Corp.	151,930	3,720,766

Morgan Stanley	175,838	4,339,682

Oracle Corp.	249,083	6,687,879

Pfizer, Inc.	207,470	3,562,260

Philip Morris International, Inc.	63,236	3,542,481

Stryker Corp.	71,042	3,555,652

Vale SA (ADR)	23,336	729,717

Valero Energy Corp.	209,401	3,666,611

WellPoint, Inc.(a)	125,765	7,123,330

Western Digital Corp.(a)	208,643	5,923,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Dividend Growth Securities Fund

	Shares	Value

United States–(continued)

WR Berkley Corp.	118,041	$3,195,370

Total United States		146,429,335

Total Common Stocks & Other Equity Interests (Cost $318,888,008)		363,094,380

Preferred Stock–0.1%
Brazil–0.1%
Usinas Siderurgicas de Minas Gerais SA (Cost $494,646)	38,000	509,362

Money Market Funds–2.3%
Liquid Assets Portfolio–Institutional Class(c)	4,245,575	4,245,575

Premier Portfolio–Institutional Class(c)	4,245,575	4,245,575

Total Money Market Funds (Cost $8,491,150)		8,491,150

Total Investments (excluding investments purchased with Cash collateral from securities on loan)–100.1% (Cost $327,873,804)		372,094,892

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.1%
Liquid Assets Portfolio–Institutional Class (Cost $4,074,700)(c)(d)	4,074,700	4,074,700

TOTAL INVESTMENTS–101.2% (Cost $331,948,504)		376,169,592

OTHER ASSETS LESS LIABILITIES–(1.2)%		(4,454,702)

NET ASSETS–100%		$371,714,890

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2010.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on net assets
as of September 30, 2010

Financials	18.9%

Energy	13.5

Health Care	13.0

Consumer Discretionary	10.0

Information Technology	9.9

Consumer Staples	8.3

Industrials	7.0

Materials	6.6

Telecommunication Services	6.4

Utilities	4.2

Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Dividend Growth Securities Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $319,382,655)	$363,603,742

Investments in affiliated money market funds, at value and cost	12,565,850

Total investments, at value (Cost $327,873,805)	376,169,592

Foreign currencies, at value (Cost $167,970)	170,450

Receivable for:
Dividends	1,098,467

Fund shares sold	30,248

Investment sold	1,869

Expenses absorbed	39,908

Other Assets	22,922

Total assets	377,533,456

Liabilities:
Payable for:
Fund shares reacquired	1,134,266

Collateral upon return of securities loaned	4,074,700

Accrued fees to affiliates	302,695

Accrued other operating expenses	235,388

Trustee deferred compensation and retirement plans	71,517

Total liabilities	5,818,566

Net assets applicable to shares outstanding	$371,714,890

Net assets consist of:
Shares of beneficial interest	$446,347,581

Undistributed net investment income	4,052,341

Undistributed net realized gain (loss)	(122,926,735)

Unrealized appreciation	44,241,703

$371,714,890

Net Assets:
Class A	$287,375,922

Class B	$75,857,021

Class C	$6,379,292

Class Y	$2,102,655

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	30,648,462

Class B	7,962,683

Class C	682,087

Class Y	222,764

Class A:
Net asset value per share	$9.38

Maximum offering price per share,(net asset value of $9.38 divided by 94.50%)	$9.93

Class B:
Net asset value and offering price per share	$9.53

Class C:
Net asset value and offering price per share	$9.35

Class Y:
Net asset value and offering price per share	$9.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Dividend Growth Securities Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends (net of $607,011 foreign withholding tax)	$6,921,638

Dividends from affiliated money market funds (includes securities lending Income of 18,553)	27,793

Total investment income	6,949,431

Expenses:
Advisory fees	1,268,518

Administrative services fees	92,048

Custodian fees	42,204

Distribution fees:	—

Class A	364,023

Class B	83,007

Class C	32,944

Transfer agent fees	409,647

Trustees’ and officers’ fees and benefits	11,762

Other	129,056

Total expenses	2,433,209

Less: Fees waived	(7,321)

Net expenses	2,425,888

Net investment income	4,523,543

Realized and unrealized gain (loss) from:
Investment securities	12,094,684

Forward foreign currency contracts	2,593,326

Foreign currencies	(501,576)

14,186,434

Change in net unrealized appreciation (depreciation) of:
Investment securities	(22,704,354)

Forward foreign currency contracts	(97,000)

Foreign currencies	19,306

(22,782,048)

Net realized and unrealized gain (loss)	(8,595,614)

Net increase (decrease) in net assets resulting from operations	$(4,072,071)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Dividend Growth Securities Fund

Statements of Changes in Net Assets

For the six months ended September 30, 2010 and the year ended March 31, 2010
(Unaudited)

	For the six	For the year
	months ended	ended
	September 30,	March 31,
	2010	2010

	(unaudited)
Operations:
Net investment income	$4,523,543	$13,521,620

Net realized gain	14,186,434	43,252,425

Change in net unrealized appreciation (depreciation)	(22,782,048)	76,276,555

Net increase (decrease) in net assets resulting from operations	(4,072,071)	133,050,600

Distributions to shareholders from net investment income:
Class A shares	(6,321,327)	(15,086,214)

Class B shares	(1,712,745)	(4,236,141)

Class C shares	(89,298)	(273,931)

Class Y shares	(55,948)	(109,540)

Total distributions to shareholders from net investment income	(8,179,318)	(19,705,826)

Net increase (decrease) from transactions in shares of beneficial interest	(42,852,227)	(70,651,177)

Net increase (decrease) in net assets	(55,103,616)	42,693,597

Net Assets:
Beginning of year	426,818,506	384,124,909

End of year (Includes undistributed net investment income of $4,052,341 and $7,708,116, respectively)	$371,714,890	$426,818,506

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Dividend Growth Securities Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Global Dividend Growth Securities (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10        Invesco Global Dividend Growth Securities Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid semi-annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

11        Invesco Global Dividend Growth Securities Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Global Dividend Growth Securities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.67%

Next $500 million	0.645%

Next $1 billion	0.62%

Next $1 billion	0.595%

Next $1 billion	0.57%

Over $4.5 billion	0.545%

  Prior to the Reorganization, the Acquired Fund paid at advisory fee of $451,983 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, the Acquired Fund was sub-advised by Morgan Stanley Investment Management Limited.
  Effective on the date of Reorganization, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.25%, 2.00%, 2.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended September 30, 2010, the Adviser and MSIA waived advisory fees of $6,747 and $574, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, the Acquired Fund paid an administration fee of $53,968 to Morgan Stanley Services Company, Inc. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $128,531 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. For the six months ended September 30, 2010, the distribution fee was accrued for Class B at an annual rate of 0.21%.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $162,481 to MSDI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period October 1, 2009 to September 30, 2010, IDI advised the Fund that IDI retained $738 in front-end sales commissions from the sale of Class A shares and $7,809 and $226 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

13        Invesco Global Dividend Growth Securities Fund

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$9,722,783	$—	$—	$9,722,783

Bermuda	3,497,933	—	—	3,497,933

Brazil	3,485,340	—	—	3,485,340

Canada	13,638,133	—	—	13,638,133

Cayman Islands	707,914	—		707,914

China	—	1,053,865		1,053,865

Finland	3,426,920	—		3,426,920

France	7,596,404	8,044,526		15,640,930

Germany	—	11,656,685		11,656,685

Hong Kong	4,783,342	4,661,936		9,445,278

India	787,147	—		787,147

Indonesia	—	551,381		551,381

Ireland	523,773	—		523,773

Italy	4,079,429	—		4,079,429

Japan	6,108,751	38,934,815		45,043,566

Mexico	1,418,452	—		1,418,452

Netherlands	3,843,469	3,150,510		6,993,979

Norway	3,154,130	—		3,154,130

Poland	—	384,148		384,148

Russia	—	911,350		911,350

South Africa	2,575,943	577,954		3,153,897

South Korea	5,058,352	442,769		5,501,121

Spain	—	13,815,950		13,815,950

Switzerland	14,634,925	4,666,398		19,301,323

Taiwan	2,425,476	205,881		2,631,357

Thailand	386,594	662,186		1,048,780

United Kingdom	11,771,618	23,827,225		35,598,843

United States	158,995,185	—		158,995,185

Total Investments	$262,622,013	$113,547,579	$—	$376,169,592

14        Invesco Global Dividend Growth Securities Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$39,754,582

March 31, 2018	95,477,723

Total capital loss carryforward	$135,232,305

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $370,158,156 and $413,582,409, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,385,663

Aggregate unrealized (depreciation) of investment securities	(2,335,945)

Net unrealized appreciation of investment securities	$42,049,718

Cost of investments for tax purposes is $330,045,174.

15        Invesco Global Dividend Growth Securities Fund

NOTE 8—Share Information

	Summary of Share Activity

	For the		For the
	six months ended		year ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount

Class A Shares
Sold	738,278	$6,424,147	140,771	$1,235,941

Reinvestment of dividends and distributions	—	—	1,898,842	14,735,016

Redeemed	(4,106,023)	(36,909,549)	(7,711,708)	(67,330,708)

Net increase (decrease) — Class A	(3,367,745)	(30,485,402)	(5,672,095)	(51,359,751)

Class B Shares
Sold	225,204	2,001,495	194,176	1,735,658

Reinvestment of dividends and distributions	—	—	525,183	4,138,442

Redeemed	(1,432,118)	(13,060,293)	(2,652,892)	(23,494,379)

Net increase (decrease) — Class B	(1,206,914)	(11,058,798)	(1,933,533)	(17,620,279)

Class C Shares
Sold	18,007	158,307	34,273	293,220

Reinvestment of dividends and distributions	—	—	34,807	269,761

Redeemed	(111,356)	(993,509)	(271,227)	(2,335,385)

Net increase (decrease) — Class C	(93,349)	(835,202)	(202,147)	(1,772,404)

Class Y Shares
Sold	13,636	121,286	93,393	825,308

Reinvestment of dividends and distributions	—	—	13,521	105,596

Redeemed	(66,580)	(594,111)	(94,537)	(829,647)

Net increase (decrease) — Class Y	(52,944)	(472,825)	12,377	101,257

Net increase in (decrease) in share activity	(4,720,952)	$(42,852,227)	(7,795,398)	$(70,651,177)

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

16        Invesco Global Dividend Growth Securities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	For the
	six months ended		Class A Shares
	September 30,		For the year ended March 31,
	2010		2009		2008		2007		2006	2005

Selected per share data:
Net asset value, beginning of period	$9.62		$7.36		$13.25		$16.32		$15.11	$13.80

Income (loss) from investment operations:
Net investment income(a)	0.11		0.28		0.28		0.28		0.22	0.20

Net realized and unrealized gain (loss)	(0.15)		2.38		(5.66)		(1.17)		2.46	1.44

Total income (loss) from investment operations	(0.04)		2.66		(5.38)		(0.89)		2.68	1.64

Less dividends and distributions from:
Net investment income	(0.20)		(0.40)		(0.12)		(0.26)		(0.22)	(0.33)

Net realized gain	—		—		(0.39)		(1.92)		(1.25)	—

Total dividends and distributions	(0.20)		(0.40)		(0.51)		(2.18)		(1.47)	(0.33)

Net asset value, end of period	$9.38		$9.62		$7.36		$13.25		$16.32	$15.11

Total return(b)	(1.25)%		37.38%		(42.18)%		(6.84)%		18.56%	12.07%

Net assets, end of period, in thousands	$287,376		$327,155		$292,080		$643,008		$860,085	$871,393

Ratios to Average Net Assets:
Total expenses
With fee waivers and/or expense reimbursements	1.28	%(c)	1.33	%(d)	1.25	%(d)	1.16	%(d)	1.21%	1.22%

Net investment income	2.39	%(c)	3.18	%(d)	2.66	%(d)	1.73	%(d)	1.44%	1.45%

Rebate from affiliates	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover	100%		85%		95%		39%		21%	21%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $290,423.
(d)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(e)	Amount is less than 0.005%.

17        Invesco Global Dividend Growth Securities Fund

NOTE 9—Financial Highlights—(continued)

	For the
	six months ended		Class B Shares
	September 30,		For the year ended March 31,
	2010		2009		2008		2007		2006	2005

Selected per share data:
Net asset value, beginning of period	$9.77		$7.47		$13.45		$16.53		$15.29	$13.79

Income (loss) from investment operations:
Net investment income(a)	0.11		0.28		0.29		0.29		0.24	0.22

Net realized and unrealized gain (loss)	(0.15)		2.42		(5.76)		(1.18)		2.49	1.44

Total income (loss) from investment operations	(0.04)		2.70		(5.47)		(0.89)		2.73	1.66

Less dividends and distributions from:
Net investment income	(0.20)		(0.40)		(0.12)		(0.27)		(0.24)	(0.16)

Net realized gain	—		—		(0.39)		(1.92)		(1.25)	—

Total dividends and distributions	(0.20)		(0.40)		(0.51)		(2.19)		(1.49)	(0.16)

Net asset value, end of period	$9.53		$9.77		$7.47		$13.45		$16.53	$15.29

Total return(b)	(1.22)%		37.46%		(42.17)%		(6.83)%		18.65%	12.10%

Net assets, end of period, in thousands	$75,857		$89,588		$82,980		$191,099		$187,734	$204,250

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	1.24	%(c)	1.30	%(d)	1.19	%(d)	1.12	%(d)	1.12%	1.19%

Net investment income	2.43	%(c)	3.21	%(d)	2.72	%(d)	1.77	%(d)	1.53%	1.48%

Rebate from affiliates	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover	100%		85%		95%		39%		21%	21%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $78,349.
(d)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(e)	Amount is less than 0.005%.

18        Invesco Global Dividend Growth Securities Fund

NOTE 9—Financial Highlights—(continued)

	For the
	six months ended		Class C Shares
	September 30,		For the year ended March 31,
	2010		2009		2008		2007		2006	2005

Selected per share data:
Net asset value, beginning of period	$9.55		$7.27		$13.17		$16.23		$15.04	$13.66

Income (loss) from investment operations:
Net investment income(a)	0.07		0.21		0.20		0.16		0.11	0.10

Net realized and unrealized gain (loss)	(0.15)		2.37		(5.62)		(1.16)		2.44	1.42

Total income (loss) from investment operations	(0.08)		2.58		(5.42)		(1.00)		2.55	1.52

Less dividends and distributions from:
Net investment income	(0.12)		(0.30)		(0.09)		(0.14)		(0.11)	(0.14)

Net realized gain	—		—		(0.39)		(1.92)		(1.25)	—

Total dividends and distributions	(0.12)		(0.30)		(0.48)		(2.06)		(1.36)	(0.14)

Net asset value, end of period	$9.35		$9.55		$7.27		$13.17		$16.23	$15.04

Total return(b)	(1.57)%		36.40%		(42.63)%		(7.52)%		17.69%	11.25%

Net assets, end of period, in thousands	$6,379		$7,402		$7,107		$16,756		$19,675	$18,644

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	2.03	%(c)	2.08	%(d)	2.00	%(d)	1.90	%(d)	1.96%	1.93%

Net investment income	1.64	%(c)	2.43	%(d)	1.91	%(d)	0.99	%(d)	0.69%	0.74%

Rebate from affiliates	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover	100%		85%		95%		39%		21%	21%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,571.
(d)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(e)	Amount is less than 0.005%.

19        Invesco Global Dividend Growth Securities Fund

NOTE 9—Financial Highlights—(continued)

	For the
	six months ended		Class Y Shares
	September 30,		For the year ended March 31,
	2010		2009		2008		2007		2006	2005

Selected per share data:
Net asset value, beginning of period	$9.70		$7.43		$13.28		$16.35		$15.14	$13.83

Income (loss) from investment operations:
Net investment income(a)	0.12		0.30		0.36		0.32		0.26	0.24

Net realized and unrealized gain (loss)	(0.16)		2.40		(5.69)		(1.16)		2.46	1.43

Total income (loss) from investment operations	(0.04)		2.70		(5.33)		(0.84)		2.72	1.67

Less dividends and distributions from:
Net investment income	(0.22)		(0.43)		(0.13)		(0.31)		(0.26)	(0.36)

Net realized gain	—		—		(0.39)		(1.92)		(1.25)	—

Total dividends and distributions	(0.22)		(0.43)		(0.52)		(2.23)		(1.51)	(0.36)

Net asset value, end of period	$9.44		$9.70		$7.43		$13.28		$16.35	$15.14

Total return(b)	(1.20)%		37.69%		(41.72)%		(6.65)%		18.89%	12.33%

Net assets, end of period, in thousands	$2,103		$2,673		$1,958		$205,119		$270,462	$290,318

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	1.03	%(c)	1.08	%(d)	1.00	%(d)	0.91	%(d)	0.97%	0.97%

Net investment income	2.64	%(c)	3.43	%(d)	2.91	%(d)	1.98	%(d)	1.68%	1.70%

Rebate from affiliates	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover	100%		85%		95%		39%		21%	21%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,285.
(d)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(e)	Amount is less than 0.005%.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 11—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

20        Invesco Global Dividend Growth Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio
A	$1,000.00	$997.20	$6.26	$1,018.80	$6.33	1.25%

B	1,000.00	997.60	6.06	1,019.00	6.12	1.21

C	1,000.00	992.60	9.99	1,015.04	10.10	2.00

Y	1,000.00	998.00	5.01	1,020.05	5.06	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

21        Invesco Global Dividend Growth Securities Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Investment Funds (Invesco Investment Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Global Dividend Growth Securities Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund, (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund, and (iii) a Temporary Investment Services Agreement (TISA) by and among Invesco Advisers and Morgan Stanley Investment Management Limited (the MS Sub-Adviser) for the possible provision of temporary investment services to the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers, the Affiliated Sub-Advisers and the MS Sub-Adviser under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers and MS Sub-Adviser
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations.
  In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.
  The Board considered that the TISA is necessary because certain portfolio managers cannot be migrated to the Invesco Advisers front-end compliance system immediately upon reorganization with the Acquired Fund. The TISA permits those portfolio managers, who will remain employed by the MS Sub-Adviser for a temporary period following the reorganization with the Acquired Fund, to continue to be primarily responsible for the day-to-day management of the Fund. The Board considered that the MS Sub-Adviser had managed the Acquired Fund and that the board of the Acquired Fund had approved an investment advisory agreement with the MS Sub-Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the MS Sub-Adviser are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as the Board was not advised whether an Affiliated Sub-Adviser would manage assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates. The Board also noted that the sub-advisory fees paid under the TISA have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rates, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and

22        Invesco Global Dividend Growth Securities Fund

has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations. Given the temporary nature of the TISA, the Board did not consider the profitability of the MS Sub-Adviser.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23        Invesco Global Dividend Growth Securities Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Global Dividend Growth Securities was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	23,801,138	1,375,427	1,916,417	0

24        Invesco Global Dividend Growth Securities Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at
invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-GDG-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: December 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: December 6, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: December 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.